Fair Value Measurements - Recurring Fair Value Inputs (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Net derivative asset (liability)	(920,000,000)	(224,000,000)	$ 1,468,000,000	$ 5,866,000,000
Fair Value Inputs [Abstract]
Loans held-for-sale, measured at fair value	6,801,000,000	6,656,000,000
Other assets, measured at fair value	13,873,000,000	18,055,000,000
Recurring
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	660,229,000,000	625,734,000,000
Long-term debt	(209,083,000,000)	(209,063,000,000)
Fair Value Inputs [Abstract]
Loans held-for-sale, measured at fair value	6,801,000,000	6,656,000,000
Other assets, measured at fair value	13,873,000,000	18,055,000,000
Recurring | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	22,262,000,000	31,778,000,000
Long-term debt	(10,179,000,000)	(9,536,000,000)
Net derivative asset (liability)	(920,000,000)	(224,000,000)
Fair Value Inputs [Abstract]
Loans held-for-sale, measured at fair value	173,000,000	929,000,000
Other assets, measured at fair value	911,000,000	1,669,000,000
Recurring | Level 3 | Loans Held-for-Sale
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	173,000,000	929,000,000
Recurring | Level 3 | Loans and leases
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	2,000,000,000	3,100,000,000
Recurring | Level 3 | Credit derivatives
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Net derivative asset (liability)	22,000,000	808,000,000
Recurring | Level 3 | Credit derivatives | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Default rate	4.00%
Loss severity	35.00%
Recurring | Level 3 | Credit derivatives | Minimum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Yield	0.00%	3.00%
Prepayment speed	3.00%	3.00%
Default rate		1.00%
Loss severity		20.00%
Upfront points	0.00%	0.00%
Spread to index	0.25%	(14.07%)
Credit correlation	24.00%	14.00%
Recurring | Level 3 | Credit derivatives | Maximum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Yield	25.00%	25.00%
Prepayment speed	20.00%	40.00%
Default rate		5.00%
Loss severity		42.00%
Upfront points	1.00%	1.00%
Spread to index	4.50%	17.41%
Credit correlation	99.00%	99.00%
Recurring | Level 3 | Credit derivatives | Weighted Average | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Yield	14.00%	14.00%
Prepayment speed	11.00%	13.00%
Default rate		3.00%
Loss severity		35.00%
Upfront points	0.65%	0.63%
Spread to index	1.19%	0.91%
Credit correlation	51.00%	47.00%
Recurring | Level 3 | Equity contracts
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Net derivative asset (liability)	(1,560,000,000)	(1,596,000,000)
Recurring | Level 3 | Equity contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Equity correlation	20.00%	18.00%
Long-dated equity volatilities	6.00%	4.00%
Recurring | Level 3 | Equity contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Equity correlation	98.00%	98.00%
Long-dated equity volatilities	69.00%	63.00%
Recurring | Level 3 | Equity contracts | Weighted Average | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Equity correlation	65.00%	70.00%
Long-dated equity volatilities	24.00%	27.00%
Recurring | Level 3 | Commodity contracts
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Net derivative asset (liability)	141,000,000	6,000,000
Recurring | Level 3 | Commodity contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Long-dated equity volatilities	16.00%	9.00%
Natural gas forward price	2	3
Correlation	82.00%	47.00%
Recurring | Level 3 | Commodity contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Long-dated equity volatilities	98.00%	109.00%
Natural gas forward price	7	11
Correlation	93.00%	89.00%
Recurring | Level 3 | Commodity contracts | Weighted Average | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Long-dated equity volatilities	35.00%	30.00%
Natural gas forward price	5	6
Correlation	90.00%	81.00%
Recurring | Level 3 | Interest rate contracts
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Net derivative asset (liability)	477,000,000	558,000,000
Recurring | Level 3 | Interest rate contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Correlation (IR/IR)	11.00%	24.00%
Long-dated inflation volatilities	0.00%	0.00%
Correlation (FX/IR)	(48.00%)	(30.00%)
Long-dated inflation rates	0.00%	0.00%
Recurring | Level 3 | Interest rate contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Correlation (IR/IR)	99.00%	99.00%
Long-dated inflation volatilities	2.00%	2.00%
Correlation (FX/IR)	40.00%	40.00%
Long-dated inflation rates	3.00%	3.00%
Recurring | Level 3 | Interest rate contracts | Weighted Average | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Correlation (IR/IR)	55.00%	60.00%
Long-dated inflation volatilities	1.00%	1.00%
Correlation (FX/IR)	(5.00%)	(4.00%)
Long-dated inflation rates	1.00%	2.00%
Recurring | Level 3 | Mortgage trading loans and ABS
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	2,100,000,000	4,600,000,000
Recurring | Level 3 | Corporate securities, trading loans and other
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	3,300,000,000	3,600,000,000
Recurring | Level 3 | Non-U.S. sovereign debt
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	574,000,000	468,000,000
Recurring | Level 3 | Other taxable securities, substantially all asset-backed securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	1,700,000,000	3,800,000,000
Recurring | Level 3 | Tax-exempt securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	599,000,000	806,000,000
Recurring | Level 3 | Private equity funds
Fair Value Inputs [Abstract]
Other assets, measured at fair value	347,000,000	767,000,000
Recurring | Level 3 | Instruments backed by residential real estate assets
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	2,030,000,000	3,443,000,000
Recurring | Level 3 | Instruments backed by residential real estate assets | Minimum | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Yield	0.00%	2.00%
Prepayment speed	0.00%	0.00%
Default rate	2.00%	1.00%
Loss severity	26.00%	21.00%
Recurring | Level 3 | Instruments backed by residential real estate assets | Maximum | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Yield	25.00%	25.00%
Prepayment speed	35.00%	35.00%
Default rate	15.00%	20.00%
Loss severity	100.00%	80.00%
Recurring | Level 3 | Instruments backed by residential real estate assets | Weighted Average | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Yield	6.00%	6.00%
Prepayment speed	14.00%	9.00%
Default rate	7.00%	6.00%
Loss severity	34.00%	35.00%
Recurring | Level 3 | Instruments backed by residential real estate assets | Loans Held-for-Sale
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	173,000,000	929,000,000
Recurring | Level 3 | Instruments backed by residential real estate assets | Loans and leases
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	1,374,000,000	2,151,000,000
Recurring | Level 3 | Instruments backed by residential real estate assets | Mortgage trading loans and ABS | Trading Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	483,000,000	363,000,000
Recurring | Level 3 | Commercial loans, debt securities and other
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	7,203,000,000	12,135,000,000
Recurring | Level 3 | Commercial loans, debt securities and other | Minimum | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Yield	0.00%	0.00%
Prepayment speed	1.00%	5.00%
Default rate	1.00%	1.00%
Loss severity	25.00%	25.00%
Enterprise value/EBITDA multiple	0	0
Duration	0 years	1 year
Price	0
Recurring | Level 3 | Commercial loans, debt securities and other | Maximum | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Yield	40.00%	45.00%
Prepayment speed	30.00%	40.00%
Default rate	5.00%	5.00%
Loss severity	40.00%	42.00%
Enterprise value/EBITDA multiple	30	24
Duration	5 years	5 years
Price	107
Recurring | Level 3 | Commercial loans, debt securities and other | Weighted Average | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Yield	9.00%	5.00%
Prepayment speed	12.00%	19.00%
Default rate	4.00%	4.00%
Loss severity	38.00%	36.00%
Enterprise value/EBITDA multiple	6	7
Duration	3 years	4 years
Price	76
Recurring | Level 3 | Commercial loans, debt securities and other | Loans and leases
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	609,000,000	906,000,000
Recurring | Level 3 | Commercial loans, debt securities and other | Mortgage trading loans and ABS | Trading Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	1,580,000,000	4,268,000,000
Recurring | Level 3 | Commercial loans, debt securities and other | Corporate securities, trading loans and other | Trading Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	3,224,000,000	3,462,000,000
Recurring | Level 3 | Commercial loans, debt securities and other | Non-U.S. sovereign debt | Trading Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	574,000,000	468,000,000
Recurring | Level 3 | Commercial loans, debt securities and other | Other taxable securities, substantially all asset-backed securities | Available-for-sale Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	1,216,000,000	3,031,000,000
Recurring | Level 3 | Auction rate securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	1,096,000,000	1,719,000,000
Recurring | Level 3 | Auction rate securities | Minimum | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Projected tender price to refinancing level		60.00%
Price	60
Recurring | Level 3 | Auction rate securities | Maximum | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Projected tender price to refinancing level		100.00%
Price	100
Recurring | Level 3 | Auction rate securities | Weighted Average | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Projected tender price to refinancing level		96.00%
Price	95
Recurring | Level 3 | Auction rate securities | Corporate securities, trading loans and other | Trading Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	46,000,000	97,000,000
Recurring | Level 3 | Auction rate securities | Other taxable securities, substantially all asset-backed securities | Available-for-sale Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	451,000,000	816,000,000
Recurring | Level 3 | Auction rate securities | Tax-exempt securities | Available-for-sale Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	599,000,000	806,000,000
Recurring | Level 3 | Structured liabilities | Minimum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Equity correlation	20.00%	18.00%
Long-dated equity volatilities	6.00%	4.00%
Long-dated inflation volatilities	0.00%	0.00%
Recurring | Level 3 | Structured liabilities | Maximum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Equity correlation	98.00%	98.00%
Long-dated equity volatilities	69.00%	63.00%
Long-dated inflation volatilities	2.00%	2.00%
Recurring | Level 3 | Structured liabilities | Weighted Average | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Equity correlation	65.00%
Long-dated equity volatilities	24.00%
Long-dated inflation volatilities	1.00%
Recurring | Level 3 | Structured liabilities | Long-term debt
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Long-term debt	(2,362,000,000)	(1,990,000,000)
Recurring | Level 3 | Structured liabilities | Long-term debt | Weighted Average | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Equity correlation		70.00%
Long-dated equity volatilities		27.00%
Long-dated inflation volatilities		1.00%